Employee Benefits - Principal Actuarial Assumptions (Detail)	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	0.92%	2.00%
Expected future increase in salaries	2.30%	1.50%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	7.60%	7.60%
Expected future increase in salaries	28.11%	12.20%